INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) from continuing operations before the provision for income taxes consisted of the following:

	Year ended December 31,
	2012	2011	2010
Domestic	$(3,402,000)	$(14,880,000)	$10,212,000
Foreign	10,243,000	20,001,000	—
Total	$6,841,000	$5,121,000	$10,212,000

Schedule of (Benefit from) Provision for Income Taxes
The (benefit from) provision for income taxes consisted of the following:

	Year ended December 31,
	2012	2011	2010
Federal
Current	$—	$—	$(2,450,000)
Deferred	(2,730,000)	(4,523,000)	5,583,000
	(2,730,000)	(4,523,000)	3,133,000
State
Current	59,000	59,000	18,000
Deferred	1,379,000	(149,000)	576,000
	1,438,000	(90,000)	594,000
Foreign
Current	449,000	2,599,000	—
Deferred	635,000	—	—
	1,084,000	2,599,000	—
Total	$(208,000)	$(2,014,000)	$3,727,000

Reconciliation of the Statutory Federal Income Tax Rate
A reconciliation of the statutory federal income tax rate of 34% with Kennedy-Wilson’s effective income tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Tax computed at the statutory rate	$2,326,000	$1,741,000	$3,472,000
State income taxes, net of federal benefit	152,000	(59,000)	393,000
Non-vested stock expense	—	(54,000)	—
Taxing authority settlement	—	809,000	—
Foreign rate differential	(2,405,000)	(4,246,000)	—
Capitalized transaction costs	—	—	—
Adjustment to investment basis	—	—	—
Extinguishment of debt	—	—	818,000
Noncontrolling interest and other	(880,000)	(385,000)	(956,000)
Other	197,000	180,000	—
Valuation allowance	402,000	—	—
(Benefit from) provision for income taxes	$(208,000)	$(2,014,000)	$3,727,000

Schedule of Deferred Tax Assets and Liabilities
Cumulative tax effects of temporary differences are shown below at December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011
Deferred tax assets:
Accrued reserves	$204,000	$210,000
Stock option expense	3,103,000	1,833,000
Net operating loss carryforward and credits	26,334,000	20,935,000
Marketable securities	(1,250,000)	2,564,000
Hedging transactions	(391,000)	2,426,000
Total deferred tax assets	28,000,000	27,968,000
Deferred tax liabilities:
Depreciation and amortization	7,919,000	7,447,000
Prepaid expenses and other	1,475,000	581,000
Investment basis and reserve differences	32,384,000	28,355,000
Foreign currency translation	6,163,000	7,667,000
Capitalized interest	2,328,000	2,355,000
Valuation allowance	402,000	—
Total deferred tax liabilities	50,671,000	46,405,000
Net deferred tax liability	$22,671,000	$18,437,000